Long-Term Debt (Components Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 26, 2013	May 27, 2012
Debt Instruments [Line Items]
Total long-term debt	$ 2,500.0	$ 1,805.9
Fair value hedge	1.9	3.2
Less issuance discount	(5.7)	(5.5)
Total long-term debt less issuance discount	2,496.2	1,803.6
Less current portion	0	(349.9)
Long-term debt, excluding current portion	2,496.2	1,453.7
5.625% senior notes due October 2012
Debt Instruments [Line Items]
Total long-term debt	0	350.0
Debt instrument, interest rate, stated percentage (percentage)	5.625%
Maturity date of debt	Oct. 01, 2012
7.125% debentures due February 2016
Debt Instruments [Line Items]
Total long-term debt	100.0	100.0
Debt instrument, interest rate, stated percentage (percentage)	7.125%
Maturity date of debt	Feb. 01, 2016
Variable-rate term loan (1.44% at May 26, 2013) due August 2017
Debt Instruments [Line Items]
Total long-term debt	300.0	0
Debt instrument, interest rate, stated percentage (percentage)	1.44%
Maturity date of debt	Aug. 01, 2017
6.200% senior notes due October 2017
Debt Instruments [Line Items]
Total long-term debt	500.0	500.0
Debt instrument, interest rate, stated percentage (percentage)	6.20%
Maturity date of debt	Oct. 01, 2017
3.790% senior notes due August 2019
Debt Instruments [Line Items]
Total long-term debt	80.0	0
Debt instrument, interest rate, stated percentage (percentage)	3.79%
Maturity date of debt	Aug. 01, 2019
4.500% senior notes due October 2021
Debt Instruments [Line Items]
Total long-term debt	400.0	400.0
Debt instrument, interest rate, stated percentage (percentage)	4.50%
Maturity date of debt	Oct. 01, 2021
3.350% senior notes due November 2022
Debt Instruments [Line Items]
Total long-term debt	450.0	0
Debt instrument, interest rate, stated percentage (percentage)	3.35%
Maturity date of debt	Nov. 01, 2022
4.520% senior notes due August 2024
Debt Instruments [Line Items]
Total long-term debt	220.0	0
Debt instrument, interest rate, stated percentage (percentage)	4.25%
Maturity date of debt	Aug. 01, 2024
6.000% senior notes due August 2035
Debt Instruments [Line Items]
Total long-term debt	150.0	150.0
Debt instrument, interest rate, stated percentage (percentage)	6.00%
Maturity date of debt	Aug. 01, 2035
6.800% senior notes due October 2037
Debt Instruments [Line Items]
Total long-term debt	300.0	300.0
Debt instrument, interest rate, stated percentage (percentage)	6.80%
Maturity date of debt	Oct. 01, 2037
ESOP loan
Debt Instruments [Line Items]
Total long-term debt	$ 0	$ 5.9